Finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Finance cost
Bank charges		₨ 22,334	₨ 16,007	₨ 15,653
Foreign exchange loss (net)		8,154	14,525	14,729
Interest on borrowings		122,568	77,421	58,765
Unwinding of discount on other financial liability			41,910	22,826
Total	$ 2,351	₨ 153,056	₨ 149,863	₨ 111,973